Business Combinations - Acquisition of Furmacy, Inc. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Shares issued upon acquisition (in shares)	90,000
Shares issued upon acquisition	$ 283	$ 166